Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts or unbilled accounts receivable	$ 100.1	$ 125.0
Leases Receivable, 2015	32.5
Leases Receivable, 2016	27.6
Leases Receivable, 2017	23.1
Leases Receivable, 2018	22.9
Leases Receivable, 2019	7.1
Leases Receivable, thereafter	2.6
Unearned income deducted from accounts and notes receivable	11.8	10.5
Allowance for doubtful accounts	30.1	28.3
Provision expense for doubtful accounts reported in selling, general and administrative expenses	2.7
Provision income for doubtful accounts reported in selling, general and administrative expenses		$ (0.6)	$ (2.7)